Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Revenues
Total revenues		$ 227,131	$ 184,971
Cost of revenues		(206,046)	(162,195)
Gross profit		21,085	22,776
Operating expenses
Selling and marketing		(2,861)	(3,336)
General and administrative		(11,669)	(10,976)
Total operating expenses		(14,530)	(14,312)
Income from operations		6,555	8,464
Other income (expense)
Interest income		46	61
Interest expense		(879)	(982)
Other (expense) income, net		(73)	329
Income before income taxes		5,649	7,872
Provision for income taxes		(637)	(1,409)
Net income		5,012	6,463
Less: (loss) income attributable to non-controlling interests		(24)	19
Net income attributable to Shengfeng Development Limited’s shareholders		5,036	6,444
Comprehensive income
Net income		5,012	6,463
Foreign currency translation adjustment		(710)	(4,049)
Total comprehensive income		4,302	2,414
Less: comprehensive loss attributable to non-controlling interests		(54)	(139)
Total comprehensive income attributable to Shengfeng Development Limited		$ 4,356	$ 2,553
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Class A and Class B ordinary shares - Basic (in Shares)	[1]	82,497,513	81,166,851
Earnings per share
Class A and Class B ordinary shares - Basic (in Dollars per share)	[1]	$ 0.06	$ 0.08
Transportation
Revenues
Total revenues		$ 217,450	$ 173,989
Warehouse storage management service
Revenues
Total revenues		8,274	9,315
Others
Revenues
Total revenues		$ 1,407	$ 1,667

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.